Operating Segments - Details by reporting segment (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)		Dec. 31, 2020 KRW (₩)		Dec. 31, 2022 USD ($)	Dec. 31, 2019 KRW (₩)
Inter segment transaction [Line Items]
Net Interest income		₩ 8,696,579	$ 6,900,950	₩ 6,985,721		₩ 5,998,512
Non-interest income(expense)		1,149,107		1,358,277		822,434
Impairment losses due to credit loss		(885,272)	(702,485)	(536,838)		(784,371)
General and administrative expense		(4,529,890)	(3,594,580)	(4,147,411)		(3,956,181)
Net operating income (expense)		4,430,524	3,515,731	3,659,749		2,080,394
Other non-operating income (expense)		47,050	37,335	(34,900)		(180,220)
Share of gain (loss) of associates		69,996	55,545	62,196		101,077
Non-operating income (expense)		117,046	92,880	27,296		(79,143)
Net income (expense) before tax		4,547,570	3,608,610	3,687,045		2,001,251
Tax expenses		(1,178,496)	(935,166)	(924,766)		(486,002)
Net income (loss)		3,369,074	$ 2,673,444	2,762,279		1,515,249
Total assets		480,474,396		447,183,871		399,081,017		$ 381,268,367
Investment in associate		1,305,636		1,335,167		993,291		1,036,055	₩ 806,360
Other assets		479,168,760		445,848,704		398,087,726
Total liabilities		448,847,054		418,378,768		372,355,172		$ 356,171,286
Consolidated Adjustments [Member]
Inter segment transaction [Line Items]
Net Interest income		(2,155)		(796)	[1]	(3,063)	[2]
Non-interest income(expense)		(1,655,342)		(969,804)	[1]	(1,015,284)	[2]
Impairment losses due to credit loss		595		1,091	[1]	(10,795)	[2]
General and administrative expense		302,721		275,874	[1]	254,861	[2]
Net operating income (expense)		(1,354,181)		(693,635)	[1]	(774,281)	[2]
Other non-operating income (expense)		(12,565)		7,054	[1]	(158,308)	[2]
Share of gain (loss) of associates		(7,717)		(4,044)	[1]	128,594	[2]
Non-operating income (expense)		(20,282)		3,010	[1]	(29,714)	[2]
Net income (expense) before tax		(1,374,463)		(690,625)	[1]	(803,995)	[2]
Tax expenses		(3,665)		(4,714)	[1]	25,724	[2]
Net income (loss)		(1,378,128)		(695,339)	[1]	(778,271)	[2]
Total assets		(27,303,155)		(25,058,009)	[1]	(28,253,942)	[2]
Investment in associate		(22,116,991)		(21,745,817)	[1]	(23,988,553)	[2]
Other assets		(5,186,164)		(3,312,192)	[1]	(4,265,389)	[2]
Total liabilities		(2,650,118)		(1,811,321)	[1]	(3,718,731)	[2]
Internal Adjustments [Member]
Inter segment transaction [Line Items]
Net Interest income		817,543		758,559	[3]	692,298	[4]
Non-interest income(expense)		(761,029)		(670,230)	[3]	(676,483)	[4]
Impairment losses due to credit loss		(57,992)		(89,683)	[3]	(17,138)	[4]
General and administrative expense		0		0	[3]	0	[4]
Net operating income (expense)		(1,478)		(1,354)	[3]	(1,323)	[4]
Other non-operating income (expense)		1,478		1,354	[3]	1,323	[4]
Share of gain (loss) of associates		0		0	[3]	0	[4]
Non-operating income (expense)		1,478		1,354	[3]	1,323	[4]
Net income (expense) before tax		0		0	[3]	0	[4]
Tax expenses		0		0	[3]	0	[4]
Net income (loss)		0		0	[3]	0	[4]
Total assets		0		0	[3]	0	[4]
Investment in associate		0		0	[3]	0	[4]
Other assets		0		0	[3]	0	[4]
Total liabilities		0		0	[3]	0	[4]
Other Adjustments [Member]
Inter segment transaction [Line Items]
Net Interest income	[5]			9,938		52,171
Non-interest income(expense)	[5]			16,431		(19,082)
Impairment losses due to credit loss	[5]			0		(808)
General and administrative expense	[5]			(256)		(2,921)
Net operating income (expense)	[5]			26,113		29,360
Other non-operating income (expense)	[5]			2,956		33,895
Share of gain (loss) of associates	[5]			51		(22,047)
Non-operating income (expense)	[5]			3,007		11,848
Net income (expense) before tax	[5]			29,120		41,208
Tax expenses	[5]			0		29
Net income (loss)	[5]			29,120		41,237
Total assets	[5]			1,101,162		5,643,135
Investment in associate	[5]			35,134		10,194
Other assets	[5]			1,066,028		5,632,941
Total liabilities	[5]			54,595		4,643,899
Banking
Inter segment transaction [Line Items]
Net Interest income		6,603,834		5,158,078		4,545,155
Non-interest income(expense)		1,520,576		1,661,903		1,423,286
Impairment losses due to credit loss		(426,552)		(140,574)		(512,008)
General and administrative expense		(3,914,672)		(3,606,715)		(3,545,186)
Net operating income (expense)		3,783,186		3,072,692		1,911,247
Other non-operating income (expense)		67,759		(19,654)		(50,132)
Share of gain (loss) of associates		73,958		60,049		(6,895)
Non-operating income (expense)		141,717		40,395		(57,027)
Net income (expense) before tax		3,924,903		3,113,087		1,854,220
Tax expenses		(976,402)		(773,073)		(437,288)
Net income (loss)		2,948,501		2,340,014		1,416,932
Total assets		443,340,979		415,976,627		374,120,064
Investment in associate		917,581		858,706		3,382,650
Other assets		442,423,398		415,117,921		370,737,414
Total liabilities		417,583,793		391,360,200		348,706,682
Credit Card
Inter segment transaction [Line Items]
Net Interest income		675,250		606,506		564,461
Non-interest income(expense)		110,888		63,839		3,648
Impairment losses due to credit loss		(238,607)		(164,097)		(195,816)
General and administrative expense		(262,525)		(225,175)		(207,301)
Net operating income (expense)		285,006		281,073		164,992
Other non-operating income (expense)		(6,373)		(7,936)		(5,569)
Share of gain (loss) of associates		0		0		0
Non-operating income (expense)		(6,373)		(7,936)		(5,569)
Net income (expense) before tax		278,633		273,137		159,423
Tax expenses		(73,869)		(72,411)		(39,193)
Net income (loss)		204,764		200,726		120,230
Total assets		16,118,967		14,116,832		11,366,596
Investment in associate		0		0		0
Other assets		16,118,967		14,116,832		11,366,596
Total liabilities		13,692,456		11,858,065		9,312,986
Capital
Inter segment transaction [Line Items]
Net Interest income		376,133		315,600
Non-interest income(expense)		83,428		95,297
Impairment losses due to credit loss		(107,906)		(122,089)
General and administrative expense		(99,872)		(99,048)
Net operating income (expense)		251,783		189,760
Other non-operating income (expense)		(1,835)		(16,943)
Share of gain (loss) of associates		1,430		1,000
Non-operating income (expense)		(405)		(15,943)
Net income (expense) before tax		251,378		173,817
Tax expenses		(68,050)		(33,238)
Net income (loss)		183,328		140,579
Total assets		12,581,473		10,259,868
Investment in associate		40,987		12,403
Other assets		12,540,486		10,247,465
Total liabilities		11,040,754		9,073,104
Investment banking
Inter segment transaction [Line Items]
Net Interest income		117,867		108,321		78,302
Non-interest income(expense)		82,885		49,419		34,497
Impairment losses due to credit loss		(16,491)		(1,885)		(4,146)
General and administrative expense		(61,631)		(51,490)		(39,039)
Net operating income (expense)		122,630		104,365		69,614
Other non-operating income (expense)		(1,399)		(660)		(945)
Share of gain (loss) of associates		334		750		170
Non-operating income (expense)		(1,065)		90		(775)
Net income (expense) before tax		121,565		104,455		68,839
Tax expenses		(29,771)		(24,531)		(5,902)
Net income (loss)		91,794		79,924		62,937
Total assets		5,657,191		5,159,742		4,332,474
Investment in associate		6,548		8,846		2,494
Other assets		5,650,643		5,150,896		4,329,980
Total liabilities		4,982,410		4,559,856		3,803,594
Others
Inter segment transaction [Line Items]
Net Interest income		73,800		29,515	[6]	69,188	[7]
Non-interest income(expense)		1,750,203		1,111,422	[6]	1,071,852	[7]
Impairment losses due to credit loss		(38,319)		(19,601)	[6]	(43,660)	[7]
General and administrative expense		(493,502)		(440,601)	[6]	(416,595)	[7]
Net operating income (expense)		1,292,182		680,735	[6]	680,785	[7]
Other non-operating income (expense)		(2,386)		(1,071)	[6]	(484)	[7]
Share of gain (loss) of associates		2,173		4,390	[6]	1,255	[7]
Non-operating income (expense)		(213)		3,319	[6]	771	[7]
Net income (expense) before tax		1,291,969		684,054	[6]	681,556	[7]
Tax expenses		(26,739)		(16,799)	[6]	(29,372)	[7]
Net income (loss)		1,265,230		667,255	[6]	652,184	[7]
Total assets		28,059,619		25,627,649	[6]	31,872,690	[7]
Investment in associate		22,427,853		22,165,895	[6]	21,586,506	[7]
Other assets		5,631,766		3,461,754	[6]	10,286,184	[7]
Total liabilities		4,146,997		3,284,269	[6]	9,606,742	[7]
Reporting segment total
Inter segment transaction [Line Items]
Net Interest income		7,846,884		6,218,020		5,257,106
Non-interest income(expense)		3,547,980		2,981,880		2,533,283
Impairment losses due to credit loss		(827,875)		(448,246)		(755,630)
General and administrative expense		(4,832,202)		(4,423,029)		(4,208,121)
Net operating income (expense)		5,734,787		4,328,625		2,826,638
Other non-operating income (expense)		55,766		(46,264)		(57,130)
Share of gain (loss) of associates		77,895		66,189		(5,470)
Non-operating income (expense)		133,661		19,925		(62,600)
Net income (expense) before tax		5,868,448		4,348,550		2,764,038
Tax expenses		(1,174,831)		(920,052)		(511,755)
Net income (loss)		4,693,617		3,428,498		2,252,283
Total assets		505,758,229		471,140,718		421,691,824
Investment in associate		23,392,969		23,045,850		24,971,650
Other assets		482,365,260		448,094,868		396,720,174
Total liabilities		451,446,410		₩ 420,135,494		₩ 371,430,004
Adjustments | Other Adjustments [Member]
Inter segment transaction [Line Items]
Net Interest income		34,307
Non-interest income(expense)		17,498
Impairment losses due to credit loss		0
General and administrative expense		(409)
Net operating income (expense)		51,396
Other non-operating income (expense)		2,371
Share of gain (loss) of associates		(182)
Non-operating income (expense)		2,189
Net income (expense) before tax		53,585
Tax expenses		0
Net income (loss)		53,585
Total assets		2,019,322
Investment in associate		29,658
Other assets		1,989,664
Total liabilities		₩ 50,762

[1]	Consolidation adjustments include the elimination of KRW 274,768 million of internal transactions between Woori FIS Co., Ltd., the group’s IT service agency, and affiliates, and the removal of KRW 692,605 million of dividends received by the holding company from its subsidiaries.
[2]	Consolidation adjustments include the elimination of KRW 252,922 million of internal transactions between Woori FIS Co., Ltd., the group’s IT service agency, and affiliates, and the removal of KRW 680,375 million of dividends received by the holding company from its subsidiaries.
[3]	Internal reconciliation includes the adjustment of deposit insurance premiums of KRW 406,276 million and fund contribution fees of KRW 367,961 million from net interest income expenses to non-interest income expenses in order to present the profit and loss adjustment between reporting divisions in accordance with management accounting standards as profit and loss in accordance with accounting standards.
[4]	Internal reconciliation includes the adjustment of deposit insurance premiums of KRW 371,054 million and fund contribution fees of KRW 327,911 million from net interest income expenses to non-interest income expenses in order to present the profit and loss adjustment between reporting divisions in accordance with management accounting standards as profit and loss in accordance with accounting standards
[5]	Other segments includes the funds subject to Group’s consolidated not included in the reporting segment.
[6]	Other segments include gains and losses from Woori Financial Group Inc., Woori Asset Trust Co., Ltd., Woori Savings Bank, Woori Asset Management Corp., Woori Financial F&I Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Service Co., Ltd., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd. and Woori Finance Research Institute.
[7]	Other segments include gains and losses from Woori Financial Group Inc., Woori Financial Capital Co., Ltd. (Profit or loss for 3 months after incorporation into subsidiary), Woori Asset Trust Co., Ltd., Woori Asset Management Corp., Woori Credit Information Co., Ltd., Woori Fund Service Inc., Woori Private Equity Asset Management Co., Ltd., Woori Global Asset Management Co., Ltd., Woori FIS Co., Ltd. and Woori Finance Research Co., Ltd.